WARRANT LIABILITIES (Details)	Sep. 18, 2024 USD ($) $ / shares item shares	Dec. 31, 2024 USD ($)	Dec. 31, 2024 $ / shares	Dec. 31, 2024	Dec. 31, 2024 Y	Dec. 31, 2024 M	Nov. 06, 2024 $ / shares	Aug. 26, 2024 $ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares	Jan. 04, 2019 USD ($)
WARRANT LIABILITIES
Total value of underwriter warrants | $		$ 1,424,932									$ 190,384
Number of investors involved in private placements | item	12
Common share price per share								$ 1.12
Common stock par value, per share			$ 0.001						$ 0.001
Exercise price of warrants			6.25							$ 6.25
Share price										$ 1.51
Expiry term	3 years 6 months
Expected Volatility
WARRANT LIABILITIES
Warrants measurement input	119.17			35
Risk-Free Interest Rate
WARRANT LIABILITIES
Warrants measurement input	3.375										4.35
Exercise Price
WARRANT LIABILITIES
Warrants measurement input	0.216
Term
WARRANT LIABILITIES
Warrants measurement input					3.5	42
Series A Warrants
WARRANT LIABILITIES
Total value of underwriter warrants | $		$ 15,975,012
Number of shares for each warrant | shares	1
Exercise price of warrants	$ 1.35		0.216
Share price			$ 0.2
Threshold percentage of trading price	90.00%
Threshold floor price	$ 0.216
Number of warrants issued | shares	2,722,224
Series B Warrants
WARRANT LIABILITIES
Exercise price of warrants	$ 0.001						$ 0.001
Share price	$ 1.35
Threshold percentage of trading price	90.00%
Threshold floor price	$ 0.216
Number of warrants issued | shares	2,722,224
Number of warrants issued after downward adjustments | shares	17,013,901
Private placement
WARRANT LIABILITIES
Units issued during period | shares	2,722,224
Common share price per share	$ 0.9
Value of units issued during the period | $	$ 2,450,000
Number of shares for each unit | shares	1
Common stock par value, per share	$ 0.001
Private placement | Series A Warrants
WARRANT LIABILITIES
Number Of warrants that each unit includes | shares	1
Private placement | Series B Warrants
WARRANT LIABILITIES
Number Of warrants that each unit includes | shares	1